Registration Nos:     2-62492
                                                                        811-2865
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

                   Pre Effective Amendment No.                           [     ]
                   Post Effective Amendment No.   50                     [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

                   Amendment No.    48                                   [  X  ]

                                COLONIAL TRUST IV
               (Exact Name of Registrant as Specified in Charter)
                One Financial Center, Boston, Massachusetts 02111
                     (Address of Principal Executive Office)

                                 (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)

Name and Address of Agent for Service:       Copy to:

Nancy L. Conlin, Esquire                     John M. Loder, Esquire
Colonial Management Associates, Inc.         Ropes & Gray
One Financial Center                         One International Place
Boston, Massachusetts  02111                 Boston, Massachusetts  02110-2624

It is proposed that this filing will become effective (check appropriate box):
[     ]            immediately upon filing pursuant to paragraph (b).
[     ]            on (date) pursuant to paragraph (b).
[     ]            60 days after filing pursuant to paragraph (a)(2).
[     ]            on (date) pursuant to paragraph (a)(1) of Rule 485.
[  X  ]            75 days after filing pursuant to paragraph (a)(2).
[     ]            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[     ]            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST IV

                              Cross Reference Sheet

                            Liberty [XYZ Income] Fund

                           Liberty [XYZ Balanced] Fund

                            Liberty [XYZ Growth] Fund





Item Number of Form N1A                          Location or Caption in Prospectus

Part A
        1.                                       Cover Page

        2.                                       Summary of Expenses

        3.                                       Not Applicable

        4.                                       Investment Objectives and Policies; Organization and
                                                 History; Description of Underlying Liberty Funds;
                                                 Information about Policies, Investments and Risks of
                                                 Underlying Liberty Funds; Appendix

        5.                                       Cover Page; How the Liberty [XYZ] Funds are Managed;
                                                 Organization and History; Investment Objectives and
                                                 Policies; Back Cover

        6.                                       Organization and History; Distributions and Taxes; How to
                                                 Buy Shares

        7.                                       Cover Page; Summary of Expenses; How to Buy Shares; How
                                                 the Liberty [XYZ] Funds Value their Shares; 12b-1 Plans;
                                                 Back Cover

        8.                                       Summary of Expenses; How to Sell Shares; How to Exchange
                                                 Shares; Telephone Transactions
        9.                                       Not Applicable


__________________, 1999
[LIBERTY [XYZ] FUNDS]


PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine which of these mutual funds may suit your unique needs, time horizon and risk tolerance.

This Prospectus offers shares of three mutual funds:

         Liberty [XYZ Income] Fund seeks current income.

         Liberty [XYZ Balanced] Fund seeks a balance of long term growth of capital and current income.

         Liberty [XYZ Growth] Fund seeks long term growth of capital.

         The Liberty [XYZ] Funds, portfolios of Colonial Trust IV (Trust), an open-end management investment company, seek to achieve their respective objectives by allocating their assets primarily among other mutual funds (Underlying Liberty Funds) distributed by Liberty Funds Distributor, Inc. (Distributor) and managed by Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated, Crabbe Huson Group, Inc. or [SoGen] Asset Management Corp., each of which is an investment advisory affiliate of the Distributor.


This Prospectus explains concisely what you should know before investing in the Liberty [XYZ] Funds. Read it carefully and retain it for future reference. More detailed information about the Funds is in the _____________, 1999 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Each Liberty [XYZ] Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                               Page
Investment Highlights
Summary of Expenses
Investment Objectives and Policies
Description of Underlying Liberty Funds
Information about Policies, Investments and Risks of
     Underlying Liberty Funds
How the Liberty [XYZ] Funds Measure Their Performance
How the Liberty [XYZ] Funds are Managed
Year 2000
How the Liberty [XYZ] Funds Value Their Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix

This Prospectus is also available on-line at the Distributor's Web site (http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[End of cover]

INVESTMENT HIGHLIGHTS

     Fund of Funds Structure. The Liberty [XYZ] Funds do not invest directly in a portfolio of securities; rather, in seeking to achieve their respective investment objectives, they invest in shares of Underlying Liberty Funds.

     Each Liberty [XYZ] Fund Represents a Different Asset Allocation. The two broad investment categories - stocks and bonds - reflect different degrees of potential risk and reward. While stocks have a greater potential than bonds or money market investments to increase in value over the long term, stocks are subject to the risk that stock prices in general will decline over short or even extended periods. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. While bonds generate fixed income in the form of interest and are typically less volatile than stocks, bonds are subject to the risk that bond prices in general will decline over short or long periods due primarily to changes in interest rates, as well as to the risk that the issuer of a bond may be unable to pay its principal and interest. A third investment category - cash or money market investments - involves relatively little risk of loss of principal, but has the least potential for high total return. All three categories of investment are subject to inflation risk, which is the possibility that rising prices for goods and services will erode the real return of the investment.

     There are subcategories of stocks and bonds which involve different degrees of risk and rewards. Foreign stocks can be more volatile than investments in U.S. stocks. Stocks of small capitalization companies may offer greater opportunities for capital appreciation, but may involve greater risk than stocks of larger, more established companies. High yield bonds, while paying higher interest, are more speculative and subject to default than investment grade bonds. The market values of intermediate and long-term bonds tend to fluctuate in response to changes in prevailing interest rates more than short-term bonds.

          Asset allocation among the two principal categories of investments and their subcategories is one of the most critical of the decisions an investor has to make. The Liberty [XYZ] Income, Balanced and Growth Funds represent different combinations of stock and bond investments involving different degrees of potential risk and reward. Investors may select from the three Liberty XYZ Funds based on their individual investment objective, time horizon, tolerance for risk, and tax and financial circumstances:

     Liberty [XYZ Income] Fund - seeks current income by investing primarily in bond (fixed income) funds.

     Liberty [XYZ Balanced] Fund - seeks a balance of long term growth of capital and current income by investing in mix of stock mutual funds and bond mutual funds.

     Liberty [XYZ Growth] Fund - seeks long term growth of capital by investing primarily in stock mutual funds.

     This chart illustrates the relative degrees to which each Liberty [XYZ] Fund seeks to obtain income or growth of capital and involves risk of principal:

                          Potential         Potential
Liberty [XYZ] Fund         Income       Growth of Capital    Risk of Principal
------------------         ------       -----------------    -----------------

Income                     High             Negligible             Medium
Balanced.                  Medium            Medium                Medium
Growth                     Low                High                  High

     There is no assurance that the Liberty [XYZ] Funds will achieve their stated objectives. The performance of each Liberty [XYZ] Fund depends on the performance of the Underlying Liberty Funds in which it invests. The performance of the Underlying Liberty Funds, in turn, depends on the performance of the stock, bond and money markets in the U.S. and abroad and on the performance of individual stocks, bonds and money market instruments in which they directly or indirectly invest. The value of each Liberty [XYZ] Fund will vary from day to day, reflecting changes in the values of the Underlying Liberty Funds. When you sell your Liberty [XYZ] Fund shares, they may be worth more or less than what you paid for them.


SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Liberty [XYZ] Funds. The following tables summarize your maximum transaction costs and annual expenses for an investment in the Class A, Class B and Class C shares of a Liberty [XYZ] Fund. See "How the Funds are Managed" and "12b-1 Plans" for more complete descriptions of the Funds' various costs and expenses.

Shareholder Transaction Expenses (1)(2)
                                                                                   Class A       Class B       Class C
Balanced and Growth Funds:
     Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering
     price)(3)                                                                     5.75%          0.00%(4)      0.00%(4)
     Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)        1.00%(5)       5.00%         1.00%

Income Fund:                                                                       Class A       Class B       Class C
     Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering
     price)(3)                                                                     4.75%          0.00%(4)      0.00%(4)
     Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)        1.00%(5)       5.00%         1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."


Annual Operating Expenses (all three Funds) (as a % of average net assets)

                                      Class A           Class B          Class C
Management fee (after fee waiver)      ____%             ____%            ____%
12b-1 fees                             0.25%             1.00%            1.00%
Other expenses                         ____              ____             ____
Total [XYZ] Fund operating
  expenses (after fee waiver)              %                 %                %
                                       ====              ====             ====

         The total operating expenses of the Liberty [XYZ] Funds, excluding interest, taxes, brokerage and extraordinary expenses, will, until further notice, be limited by the Administrator to ____% per annum of average net assets.

     In addition to the direct operating expenses of the Liberty [XYZ] Funds shown above, each Liberty [XYZ] Fund bears its pro rata share of the fees and expenses incurred by the Underlying Liberty Funds in which it is invested. The investment return of each Liberty [XYZ] Fund, therefore, will be net of that Fund's pro rata share of the expenses of such Underlying Liberty Funds. Based on the expense ratio of each Underlying Liberty Fund in which the Liberty [XYZ] Funds are currently expected to invest(1), adjusted to reflect current fees and giving effect to fee waivers or reimbursements where applicable, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Liberty [XYZ] Income, Balanced and Growth Funds, including their pro rata shares of the expenses of the Underlying Liberty Funds, are expected to be ___% to ___%,___% to ___%, and ___% to ___%, respectively. Ranges are provided since the percentages of the average assets of the Liberty [XYZ] Funds invested in each of the Underlying Liberty Funds will fluctuate.


--------
(1) The Liberty [XYZ] Funds will invest in classes of shares of the Liberty Underlying Funds that do not have initial or deferred sales charges and do not incur 12b-1 fees. The Liberty [XYZ] Funds may incur short-term trading fees charged by certain of the Underlying Liberty Funds. Such fees may or may not have been incurred if a shareholder had invested directly in such Underlying Liberty Funds.

Example
The following Example shows the cumulative transaction and operating expenses, using the midpoint of the ranges of operating expenses shown above, attributable to a hypothetical $1,000 investment in the Class A, Class B and Class C shares of each Liberty [XYZ] Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at the end of the period. The 5% return and the expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

Liberty [XYZ] Income Fund
Period:                    Class A           Class B                   Class C
                                          (6)        (7)            (6)      (7)
1 Year
3 Years

Liberty [XYZ] Balanced Fund
 Period:                   Class A           Class B                   Class C
                                          (6)        (7)            (6)      (7)
1 Year
3 Years

Liberty [XYZ] Growth Fund
Period:                    Class A           Class B                   Class C
                                          (6)        (7)            (6)      (7)
1 Year
3 Years

(6)  Assumes redemption at end of period.
(7)  Assumes no redemption.
(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(9) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.

INVESTMENT OBJECTIVES AND POLICIES

     Each Liberty [XYZ] Funds seeks its investment objective by investing in a select mix of up to eight mutual funds (Underlying Liberty Funds) managed by investment advisory affiliates of the Distributor, namely Colonial Management Associates, Inc. (Colonial), Stein Roe & Farnham Incorporated (Stein Roe), [Societe Generale] Asset Management Corp. ([SoGen]), or Crabbe Huson Group, Inc. (Crabbe Huson).

     The Liberty [XYZ] Funds' investment objectives are as follows:

     Liberty [XYZ Income] Fund seeks current income by investing primarily in bond mutual funds.

     Liberty [XYZ Balanced] Fund seeks a balance of long term growth of capital and current income by investing in a mix of stock and bond mutual funds.

     Liberty [XYZ Growth] Fund seeks long term growth of capital by investing primarily in stock mutual funds.

     The pie charts below illustrate the expected asset allocation for each Fund under normal market conditions:

Income Fund                              Balanced Fund                                        Growth Fund
[pie chart showing 80% bond funds       [pie chart showing 50% bond funds       [pie chart showing 80% stock funds and 20% bond
and 20% stock funds]                      and 50% stock funds]                   funds]

Allocation Ranges                        Allocation Ranges                      Allocation Ranges
-----------------                        -----------------                      -----------------
Stock Funds.........   0% to 30%         Stock Funds.........  25% to 60%       Stock Funds......... 70% to 100%
Bond Funds..........  70% to 100%        Bond Funds..........  25% to 60%       Bond Funds..........  0% to 30%
Money Market Funds..   0 to 10%          Money Market Funds..   0 to 10%        Money Market Funds..  0 to 10%

         Liberty Asset Management Company (Advisor), an investment advisory affiliate of the Distributor, first allocates each Liberty [XYZ] Fund's assets among the two broad asset classes of stock and bond funds using traditional asset allocation methodology based on the Advisor's capital market assumptions for the long-term return, risk and correlation of returns among these asset classes. It then further allocates the portions assigned to these broad asset classes to subcategories of such classes (e.g. international stock, U.S. stock, large capitalization stock, small capitalization stock; investment grade bonds; high yield bonds; short, intermediate and long-term bonds) to seek the best combination of risk and return. The Advisor then selects the group of Underlying Liberty Funds within each subcategory that offers the best combination in terms of performance, volatility and correlation of returns.

         In general, the Advisor intends to manage each Liberty [XYZ] Fund according to its expected allocation strategy shown above. However, the Advisor reserves the right in its discretion, without prior notice to shareholders, to modify the allocation strategy for any Liberty [XYZ] Fund from time to time. If, because of appreciation or depreciation of the net asset value of the shares of Liberty Funds within the two principal asset classes, a Liberty [XYZ] Fund's allocation falls outside the applicable range shown above, the Advisor will consider, in its discretion, whether to reallocate that Fund's investments in the Underlying Liberty Funds to bring its allocation back within such range. As shown above, each Liberty [XYZ] Fund also may invest up to 10% of its assets in the Colonial Money Market Fund, and reserves the right to do so without limit for temporary, defensive purposes.

         The Underlying Liberty Funds in which the Liberty [XYZ] Funds may invest are listed below:

Stock Mutual Funds

Stein Roe Growth & Income Fund
Stein Roe Growth Stock Fund
Stein Roe Capital Opportunities Fund
Colonial U.S. Growth & Income Fund
Colonial Small Cap Value Fund
Colonial International Horizons Fund
Colonial Utilities Fund
[SoGen] Overseas Fund
Crabbe Huson Real Estate Investment Fund

Bond Funds

Colonial Strategic Income Fund
Colonial High Yield Securities Fund
Colonial Income Fund
Colonial Intermediate U.S. Government Fund

Money Market Fund

Colonial Money Market Fund

         From time to time, the Liberty [XYZ] Funds' investments in the Underlying Liberty Funds may be limited by certain factors. For example, the Board of Trustees of an Underlying Liberty Fund may impose limits on additional investments by the Liberty [XYZ] Funds in that Underlying Liberty Fund or close that Underlying Liberty Fund to new investments generally.

          The Liberty [XYZ] Funds may not always achieve their investment objectives. Their investment objectives, as well as their non-fundamental investment policies, may be changed without shareholder approval.

DESCRIPTION OF THE UNDERLYING LIBERTY FUNDS

         The following is a concise description of the investment objective and practices of each Underlying Liberty Fund in which the Liberty [XYZ] Funds may invest. There can be no assurance that the Underlying Liberty Funds' objectives will be achieved. Additional information regarding the investment practices of the Underlying Liberty Funds may be found in the Appendix to this Prospectus, in the Statement of Additional Information, and in the prospectuses for the Underlying Liberty Funds. Prospectuses for the Underlying Liberty Funds may be obtained without charge by calling the Administrator at 1-800-426-3750. No offer is made in this Prospectus of shares of any of the Underlying Liberty Funds.

Stock Funds

         Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income. SR&F Growth & Income Portfolio, in which Stein Roe Growth & Income Fund invests all of its investable assets (see "Information About Policies, Investments and Risks of Underlying Liberty Funds - Master Fund/Feeder
Fund: Structure and Risk Factors" below), invests primarily in well established companies whose common stocks Stein Roe believes have the potential both to appreciate in value and to pay dividends to shareholders.

          Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally SR&F Growth & Income Portfolio emphasizes investments in equity securities of companies having market capitalizations in excess of $1 billion. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit. Up to 25% of SR&F Growth & Income Portfolio's total assets may be invested in foreign securities.

         Stein Roe Growth Stock Fund seeks long-term capital appreciation. SR&F Growth Stock Portfolio, in which Stein Roe Growth Stock Fund invests all of its investable assets (see "Information About Policies, Investments and Risks of Underlying Liberty Funds - Master Fund/Feeder Fund: Structure and Risk Factors" below), normally invests at least 65% of its total assets in common stocks and other equity type securities that Stein Roe believes to have long-term appreciation possibilities. Up to 25% of SR&F Growth Stock Portfolio's assets may be invested in foreign securities.

         Stein Roe Capital Opportunities Fund seeks long-term capital appreciation by investing in aggressive growth companies. An aggressive growth company, in general, is one that appears to have the ability to increase its earnings at an above average rate. Investments may include securities of smaller emerging companies as well as securities of well-seasoned companies of any size that offer strong earnings growth potential. Such companies may benefit from new products or services, technological developments, or changes in management. Securities of smaller companies may be subject to greater price volatility than securities of larger companies. In addition, many small companies are less well known to the investing public and may not be as widely followed by the investment community. Although it invests primarily in common stocks, the Stein Roe Advisor Capital Opportunities Fund may invest in all types of equity securities, including preferred stocks and securities convertible into common stocks. Up to 25% of the Fund's assets may be invested in foreign securities.

         Colonial U.S. Growth & Income Fund seeks long-term growth and income. The Fund normally invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of its total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Up to 10% of its total assets may be invested in sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities (ADRs)). Up to 10% of total assets may be invested in any combination of (i) convertible debt securities (i.e., debt securities that are convertible into common stock at the holder's option), (ii) other corporate debt securities rated investment grade by at least two nationally recognized rating agencies, and (iii) debt securities issued or guaranteed by the U.S. government or its agencies. Such investments will be made when Colonial believes equity values are high relative to debt securities.

         Colonial Small Cap Value Fund seeks long-term growth by investing primarily in smaller capitalization equities. The Fund normally invests at least 65% of its total assets in U.S. common stocks selected from the universe of stocks traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq Stock Market with market values at the time of investment between $20 million and the largest market capitalization in the Russell 2000 Index (Small Stock Universe). In selecting investments, Colonial uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed the Small Stock Universe's while maintaining risk characteristics consistent with the Universe. However, there is no assurance that the portfolio's performance will match that of the Small Stock Universe.

         Colonial  International  Horizons  Fund seeks  preservation  of capital purchasing power and long-term growth by investing primarily in equity securities of companies in industries and markets which Colonial believes will have favorable sensitivity to inflation in the U.S. economy and by investing in equity securities of companies which Colonial believes will provide superior long-term growth. Inflation sensitive companies may include, but need not be limited to, companies engaged in the development and processing of natural resources and companies engaged in consumer oriented businesses. Normally, at least 65% of the Fund's total assets will be invested in securities of companies that are located or traded outside the U.S.

         The Colonial International Horizons Fund may invest in securities issued by smaller, less well-established companies, possibly traded over the counter, as well as those of larger, more established companies traded on exchanges. The Fund's foreign investments may include securities issued by companies located in less developed countries (so-called "emerging markets"). The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer, increasing the risk of loss as compared to a similar diversified mutual fund.

         Colonial Utilities Fund seeks current income and long-term growth by investing primarily in common and preferred equity securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services; companies engaged in telecommunications, including telephone, telegraph, satellite, microwave, cellular, wireless or other communications media; and companies primarily engaged in public broadcasting, print media and cable television (Utility Companies). The value of the Colonial Utilities Fund's shares will be more closely tied to factors affecting Utility Companies, and may be more volatile, than shares of a fund investing in a wider variety of industries.

         The values of securities issued by Utility Companies (and therefore the value of shares of the Colonial Utilities Fund) are especially affected by changes in prevailing interest rates (as interest rates increase, the values of securities issued by Utility Companies tend to decrease, and vice versa). The values of and dividends paid on such securities are also affected by general competitive and market forces in the utility industries (in general, Utility Companies are facing increasing competition), changes in federal and state regulation,  energy  conservation  efforts  and  other  environmental  concerns, changes in energy demand due to weather conditions and, particularly with respect to nuclear facilities, shortened economic life and repair and decommissioning costs. Utility Companies are facing a trend towards deregulation which, by replacing monopoly positions with competition, can adversely affect their profitability by driving down prices and profit margins. Moreover, unless specifically provided for by regulatory agreements in the move toward a competitive environment, certain electric Utility Companies may not be able to recover all of their investment in contracts or plant producing power at above market rates. In addition, domestic Utility Companies, either directly or through joint ventures with other firms, may make investments abroad. Such investments, whether for the construction of power plants or for controlling or minority interests in foreign utility firms, may subject the investing Utility Companies, and, in turn, the Fund's holdings of their securities, to risks associated with foreign investments.

         [SoGen] Overseas Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all these characteristics. The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, Mexico and Indonesia). There are no limits on the Fund's geographic asset distribution, but the Fund ordinarily invests in at least three countries outside the United States.

         The equity securities in which the [SoGen] Overseas Fund may invest include common and preferred stocks, warrants and other similar rights, and convertible securities. The Fund may purchase foreign securities in the form of sponsored and unsponsored ADRs, Global Depository Receipts, European Depository Receipts, and other securities representing underlying shares of foreign issuers. The Fund may also invest in any other type of security, including up to 20% of its total assets in debt securities, including lower-rated securities, commonly referred to as "junk bonds" (i.e. securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. Under normal market conditions, the Fund invests at least 75% of its total assets, taken at market value, in foreign securities. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying investment.

         Crabbe Huson Real Estate Investment Fund seeks capital appreciation and income through investing in a diversified portfolio consisting primarily of equity securities of real estate investment trusts (REITs) and other real estate industry companies and in mortgage-backed securities. Under normal circumstances, at least 75% of the Fund's total assets will be invested in equity securities of REITS and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, construction, development, financing, management or sale of commercial, industrial or residential real estate, or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

         The Fund may also invest up to 25% of its total assets in (a) debt securities of real estate industry companies, (b) mortgage-backed securities such as mortgage pass-through certificates, real estate mortgage investment conduits (REMICs) and collateralized mortgage obligations (CMOs), and (c) short-term investments.

         Investments in the Crabbe Huson Real Estate Investment Fund are subject to certain risks associated with the ownership of real estate. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs of clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses, uninsured damage from floods, earthquakes or other natural disasters; limitations on and variation in rents; and changes in interest rates. REITS are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying property, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent on management skills, are undiversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from federal income tax for distributed income and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

         Crabbe Huson follows a basic value, contrarian approach in selecting investments for the Fund's portfolio. This approach puts primary emphasis on security price, balance sheet and cash flow analysis and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value, contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from their estimated intrinsic value. Crabbe Huson attempts to identify such undervalued securities for investment by the Fund in the hope that their market value will rise to their estimated intrinsic value.

Bond Funds

         Colonial Strategic Income Fund seeks as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and corporate debt securities, including lower rated corporate debt securities (see "Information About
Policies, Investments and Risks of Underlying Liberty Funds - Lower Rated Securities" below, and see the Appendix to this Prospectus for a description of the S&P and Moody's ratings). The Fund's allocation of its investments among securities issued or guaranteed as to principal and interest by the U.S.
government or its agencies and instrumentalities, debt securities issued by foreign companies, governments and government related entities, and lower rated corporate debt securities at any given time is based on Colonial's estimate of the expected performance of each type of investment. The Fund will purchase bonds in the lowest rated categories (C for Moody's and D for S&P) and comparable unrated securities only if Colonial believes that investing in such securities would permit additional yield benefits. The Fund will limit its investment in corporate debt securities so that not more than 25% of its assets are invested in any one industry.

         Colonial Strategic Income Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. It may also invest in zero coupon securities, pay-in-kind securities, or step coupon bonds.

         Colonial High Yield Securities Fund seeks high current income and total return by investing primarily (at least 80% of its total assets under normal conditions) in lower rated debt securities. However, if economic conditions narrow the spread between yields on lower and higher rated securities, the Fund may invest up to 100% of its assets in higher rated securities. The Fund will purchase bonds in the lowest rating categories (C for Moody's and D for S&P) and comparable unrated securities only if Colonial believes that investing in such securities would permit additional yield benefits. The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. It may also invest in zero coupon securities, pay-in-kind securities, and step coupon bonds. The Fund will not invest more than 25% of its total assets in a single industry or in securities issued or guaranteed by foreign governments or foreign companies.

         Colonial High Yield Securities Fund may invest up to 20% of its total assets in common and preferred stocks, warrants (rights) to purchase such stock, and debt securities convertible into such stock. The Fund may, under certain circumstances, invest in such equity securities to seek capital appreciation.

         Colonial Income Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in corporate debt securities. The Fund may invest up to 10% of its net assets in preferred stocks. The Fund will not invest more than 25% of its total assets in a single industry, in securities issued or guaranteed by foreign governments or foreign companies, or in lower rated debt securities. The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. It may also invest in zero coupon securities, pay-in-kind securities, and step coupon bonds.

         The type and maturity of the debt securities held by the Colonial Income Fund will vary over time based on Colonial's judgement of market and economic conditions, fiscal and monetary policy and interest rate trends.

     Colonial Intermediate U.S. Government Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in U.S. government securities. U. S. government securities include (1) U.S. treasury obligations, or (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities (agency securities) that are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency, or (d) the credit of the agency.

         Agency securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs", "collateralized mortgage obligations" (CMOs), and "real estate mortgage investment conduits" (REMICs).

         Because the Colonial Intermediate U.S. Government Fund invests primarily in debt securities, the value of its shares generally will fall as prevailing interest rates rise and will rise as prevailing interest rates fall, although interest rate declines may result in the Fund paying lower income distributions. Colonial attempts to control the magnitude of such fluctuations by managing the Fund's duration. Duration measures how quickly the principal and interest of a bond is expected to be paid. Investment managers use duration to predict how much a bond's value will fluctuate given a change in interest rates. Generally, when interest rates change, the shorter the duration, the less a bond's market value would be expected to change. The Colonial Intermediate U.S. Government Fund generally maintains a duration of less than 7 1/2 years.

  Money Market Fund

         Colonial Money Market Fund seeks maximum current income, consistent with safety of capital and maintenance of liquidity. SR&F Portfolio, in which the Colonial Money Market Fund invests all of its investable assets (see "Information About Policies, Investments and Risks of Underlying Liberty Funds - Master/Feeder Fund; Structure and Risk Factors" below), invests all of its assets in U.S. dollar denominated money market instruments maturing in 397 days or less from the time of investment. The dollar-weighted average maturity of the Portfolio is maintained at a level, - not in excess of 90 days,- appropriate to its objective of maintaining a stable net asset value of $1.00 per share, although there is no assurance that such net asset value will be maintained.

         Each security purchased by the Portfolio must be rated (or be issued by an issuer that is rated with respect to its short-term debt) within the highest rating category for short-term debt by at least two nationally recognized statistical rating organizations (NRSRO) (or, if rated by only one NRSRO, by that rating agency), or, if unrated, determined by or under the direction of the Portfolio's Board of Trustees to be of comparable quality. These securities include U.S. Government securities; securities issued or guaranteed by the government of a foreign country rated at the time of purchase A or better (or equivalent rating) by at least one NRSRO; certificates of deposit, bankers' acceptances and time deposits of any bank (U.S. or foreign) having total assets in excess of $1 billion, or of any branches, agencies or subsidiaries (U.S. or foreign) of any such bank; commercial paper of U.S. or foreign issuers; notes, bonds and debentures rated at the time of purchase A or better (or equivalent rating) by at least one NRSRO; repurchase agreements with respect to any of the foregoing securities; and other high-quality short-term obligations. Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities of issuers in the financial services industry.


INFORMATION ABOUT POLICIES, INVESTMENTS AND RISKS OF UNDERLYING LIBERTY FUNDS

         Common Stock Generally. Under normal circumstances, the Underlying Liberty Stock Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Liberty Stock Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks also generally offer greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

           Small Capitalization Stocks. Small capitalization stocks, in which the Colonial Small Cap Value and Stein Roe Advisor Capital Opportunity Funds primarily invest and in which the other Underlying Liberty Stock Funds may invest some of their assets, may offer greater opportunities for capital appreciation than the securities of larger, better established companies, but may also involve certain special risks related to more limited product lines, markets and financial resources and dependence on smaller management groups. In addition, small capitalization stocks may trade less frequently and in smaller volumes, and may fluctuate more sharply in their market value, than the securities of larger companies.

         Foreign Investments; Emerging Markets. Investments in foreign securities and sponsored and unsponsored American Depository Receipts, in which the Colonial International Horizons and [SoGen] Overseas Fund primarily invest and in which the other Underlying Liberty Funds (both stock and bond funds) may invest some of their assets, have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence or potential imposition of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial expenses.

         Investments in securities of foreign issuers located in countries whose economies or securities markets are not yet highly developed (Emerging Markets) involve additional special risks, including, among others, greater political uncertainties, the Emerging Market's dependence on revenues from particular commodities or on international aid or development assistance, extreme or volatile debt burdens or inflation rates, highly limited numbers of potential buyers for such securities, heightened volatility of securities prices, restrictions on repatriation of capital invested, and delays or disruptions in securities settlement procedures.

         Debt Securities Generally. The values of debt securities, in which all the Underlying Liberty Bond Funds primarily invest and in which the Underlying Liberty Stock Funds may invest a portion of their assets, generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates of interest paid on these securities. However, reductions in interest rates paid on adjustable or floating rate debt securities may translate into lower distributions paid by the Fund. Many bonds have call features that permit the issuer to repay the bond before maturity. If this occurs, the Underlying Liberty Fund owning the bond may only be able to reinvest the proceeds at a lower yield.

         Lower Rated Debt Securities. Lower rated debt securities (commonly referred to as junk bonds), in which the Colonial High Yield Securities Fund primarily invests and in which all of the other Underlying Liberty Bond Funds may invest a portion of their assets, are debt securities of U.S. or foreign issuers which are not considered to be investment grade (that is, they are rated below BBB by S&P or below Baa by Moody's, or are unrated but considered by Colonial to be of comparable credit quality). Lower rated debt securities are generally considered significantly more speculative and likely to default than higher quality bonds. Because of the increased risk of default, lower rated debt securities generally have higher interest rates than higher quality securities.

         The values of lower rated securities are more likely to fluctuate directly, rather than inversely, with changes in interest rates. This is because increases in interest rates are often associated with an improving economy, which may translate into an improved ability of the issuers to pay off their bonds (lowering the risk of default). Relative to other debt securities, the values of lower rated debt securities tend to be more volatile because: (i) an economic downturn may more significantly impact their potential for default, or
(ii) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities. The likelihood that lower rated securities will help a Liberty Underlying Fund to achieve its investment objective is more dependent on Colonial's own credit analysis.

         Foreign lower rated debt securities are subject to the additional risks described under "Foreign Investments; Emerging Markets".

         Asset-Backed Securities. Asset-backed securities, in which each of the Underlying Liberty Bond Funds may invest, are interests in pools of debt securities. Principal and interest on the underlying debt are passed through to the holders of the asset-backed securities. A pool may issue more than one class of asset-backed securities, representing different rights to receive principal and/or interest. Principal on the asset-backed securities may be prepaid if the underlying debt securities are prepaid. As a result, these securities may not increase in value when interest rates fall. A Liberty Underlying Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

         Mortgage-Backed Securities. Mortgage-backed securities, including CMOs and REMICs, in which the underlying Liberty Bond Funds may invest, evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. Principal on mortgage-backed securities, CMOs or REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

         Zero Coupon Securities. Zero coupon securities, in which the Underlying Liberty Bond Funds may invest, are debt securities which do not pay interest in cash on a current basis, but instead are issued at a deep discount from their par value. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest prior to maturity, interest on these securities is reported as income to the Fund and is distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities.

         Pay-In-Kind Securities. Pay-in-kind securities, in which the Underlying Liberty Bond Funds may invest, are debt securities that pay interest in additional securities instead of cash. Because pay-in-kind securities may not pay interest in cash but the Fund must nevertheless accrue and distribute to investors the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.

         Step Coupon Bonds. Step coupon bonds, in which the Underlying Liberty Bond Funds may invest, are debt securities that pay interest at predetermined rates that increase over time.

         Derivatives. Consistent with its objective, each Underlying Liberty Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivable; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

         Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on the ability of the Underlying Liberty Funds' investment advisors to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

         In seeking to achieve its desired investment objective, provide additional revenue, or hedge against changes in security prices, interest rates or currency fluctuation, each Underlying Liberty Fund may engage in some or all of the following practices: (1) purchase and write both call options and put options on securities, indexes and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; and (4) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. A Fund may write a call or put option only if the option is covered. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Liberty Underlying Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

         Master Fund/Feeder Fund:  Structure and Risk Factors

         Rather than investing directly in portfolio securities, the Stein Roe Growth & Income, Stein Roe Growth Stock and Colonial Money Market Funds (Feeder Funds) each seeks to achieve its investment objective by investing all of its assets in another mutual fund (Portfolio) which has the same investment objective and which invests directly in portfolio securities. Each Feeder Fund bears its proportionate share of its Portfolio's expenses.

         The investment objective of each Feeder Fund and the Portfolio in which it invests all its assets is non-fundamental and may be changed without shareholder approval. A Feeder Fund will notify its shareholders (including any Liberty [XYZ] Fund investing in such Feeder Fund) in connection with any material change in the investment objective of the Feeder Fund or its Portfolio. A Feeder Fund will continue to invest in its Portfolio as long as the Feeder Fund's Board of Trustees determines it to be in the best interest of the Feeder Fund's shareholders to do so. In the event that the investment objective or policies of a Feeder Fund's Portfolio were changed so as to be inconsistent with the Feeder Fund's investment objective and policies, the Feeder Fund's Board of Trustees would consider what action might be taken, including changes to the Feeder Fund's investment objectives or policies, or withdrawal of the Feeder Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment Advisor to manage such assets. Withdrawal of a Feeder Fund's assets from its Portfolio could result in the distribution by the Portfolio to the Feeder Fund of portfolio securities in kind (as opposed to a cash distribution), and the Feeder Fund could incur brokerage fees and other transaction costs and could realize distributable taxable gains in converting such securities to cash. See a distribution could also result in a less diversified portfolio of investments for the Fund.

HOW THE LIBERTY [XYZ] FUNDS MEASURE THEIR PERFORMANCE

     Performance may be quoted in sales literature and advertisements. The average annual total return of each Class of each Liberty [XYZ] Fund is calculated in accordance with the Securities and Exchange Commission's formula and assumes the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares of the Balanced and Growth Funds and 4.75% on Class A shares of the Income Fund, and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

     The yield of each Class of each Liberty [XYZ] Fund, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. The distribution rate of each Class of a Liberty [XYZ] Fund is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE LIBERTY [XYZ] FUNDS ARE MANAGED

     The Trustees of the Trust formulate each Liberty [XYZ] Fund's general policies and oversee the Fund's affairs as conducted by the Advisor and the Administrator.

     The Advisor determines the asset allocation policies of each Liberty [XYZ] Fund and allocates and reallocates its assets among the Underlying Liberty Funds from time to time, as described under "Investment Objectives and Policies". For these services, each Liberty [XYZ] Fund pays the Advisor a fee at the annual rate of 0.__% of the Fund's average daily net assets.

     William  R.  Parmentier,  President,  and  Christopher  S.  Carabell,  Vice
President-Investments,   of  the  Advisor  are  responsible  for  the  Advisor's
investment management of the Liberty [XYZ] Funds.

     Liberty Funds Distributor, Inc. (Distributor), an affiliate of the Advisor and the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), also an affiliate of the Advisor and the Administrator, serves as the shareholder services and transfer agent for the Funds. The Advisor, the Administrator, the Distributor and the Transfer Agent are all indirect wholly-owned subsidiaries of Liberty Financial Companies, Inc., a New York Stock Exchange listed financial services holding company the indirect majority shareholder of which is Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Advisor and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and is a property and casualty insurer in the U.S. The Administrator provides the Liberty [XYZ] Funds with administrative personnel and services, office space and other services at the Administrator's expense, for a fee at the annual rate of 0.___% of the Funds' average daily net assets.

     The Administrator also provides pricing and bookkeeping services to the Funds for a monthly fee of $___________ plus a percentage of each Fund's average net assets over $___ million. The Transfer Agent provides transfer agency and shareholder services to the Fund, for a fee of ____. The fees payable to the Advisor and the Administrator are subject to any reimbursement or fee waiver to which the Administrator may agree.

YEAR 2000

     The Advisor, Administrator, Distributor and Transfer agent of the Liberty [XYZ] Funds, as well as those of the Underlying Liberty Funds (Liberty Companies), are actively coordinating, managing and monitoring Year 2000 readiness for the Liberty [XYZ] Funds and the Underlying Liberty Funds. The Administrator is working with the Liberty Companies and with vendors who provide services, software and systems to the Funds to ensure that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many service providers and vendors, including the Liberty
Companies, are in the process of making Year 2000 modifications to their services, software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The cost of these modifications will not affect the Liberty [XYZ] Funds or the Underlying Liberty Funds. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Liberty [XYZ] Funds or the Underlying Liberty Funds will not be adversely affected.

HOW THE LIBERTY [XYZ] FUNDS VALUE THEIR SHARES

     The per share net asset value of a Class of a Liberty [XYZ] Fund is calculated by dividing the total value of the Class's net assets by its number of outstanding shares. Shares of the Funds are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (Exchange) each day the Exchange is open, based on the net asset value of the shares of the Underlying Liberty Funds held.

DISTRIBUTIONS AND TAXES

     Each of the Liberty [XYZ] Funds intends to qualify as "regulated investment company" under the Internal Revenue Code The Liberty [XYZ Income] Fund intends to distribute net investment income to shareholders [monthly] [semi-annually] [annually] and any net realized gains at least annually, and the Liberty [XYZ Balanced and Growth] Funds intend to distribute net investment income at least [semi-annually] [annually] and any net realized gains at least annually.

     Each Fund's distributions are invested in additional shares of the same Class of that Fund at net asset value, unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

     Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

     Shares of the Liberty [XYZ] Funds are offered continuously. Orders received in good form prior to the time at which a Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

     The minimum initial investment is $25,000; subsequent investments may be $1,000 or more. The minimum initial investment for the Fundamatic program is $__; and the minimum initial investment for retirement accounts sponsored by the Distributor is $___. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Funds may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

     Class A Shares-Balanced and Growth Funds. The Class A shares of the Balanced and Growth Funds are offered at net asset value plus an initial sales charge as follows:

                                   Initial Sales Charge
                           --------------------------------------
                                                    Retained
                                                    by Financial
                                                    Service
                                                        Firm
                                   as % of            as % of
                           ------------------------
                           Amount       Offering     Offering
 Amount Purchased          Invested     Price           Price

 Less than $50,000            6.10%       5.75%        5.00%
 $50,000 to less than
     $100,000                 4.71%       4.50%        3.75%
 $100,000 to less
     than $250,000            3.63%       3.50%        2.75%
 $250,000 to less
     than $500,000            2.56%       2.50%        2.00%
 $500,000 to less
     than $1,000,000          2.04%       2.00%        1.75%
 $1,000,000 or
     more                     0.00%       0.00%        0.00%

     Class A Shares-Income Fund. The Class A shares of the Income Fund are offered at net asset value plus an initial sales charge as follows:

                                   Initial Sales Charge
                           --------------------------------------
                                                    Retained
                                                    by Financial
                                                    Service
                                                        Firm
                                   as % of            as % of
                           ------------------------
                           Amount       Offering     Offering
 Amount Purchased          Invested     Price           Price

 Less than $50,000            4.99%       4.75%        4.25%
 $50,000 to less than
     $100,000                 4.71%       4.50%        4.00%
 $100,000 to less
     than $250,000            3.63%       3.50%        3.00%
 $250,000 to less
     than $500,000            2.56%       2.50%        2.00%
 $500,000 to less
     than $1,000,000          2.04%       2.00%        1.75%
 $1,000,000 or
     more                     0.00%       0.00%        0.00%


On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                           Commission

First $3,000,000                              1.00%
Next $2,000,000                               0.50%
Over $5,000,000                               0.25%(1)

(1)   Paid over 12 months but only to the extent the shares remain outstanding.

     In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that caused the account's value to exceed $1 million will be subject to a 1.00% contingent deferred sales charge payable to the Distributor, if redeemed within 18 months from the first day of the month following each purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

     Class B Shares (all Funds). Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs: Contingent Deferred Years After Purchase Sales Charge

               0-1                        5.00%
               1-2                        4.00%
               2-3                        3.00%
               3-4                        3.00%
               4-5                        2.00%
               5-6                        1.00%
           More than 6                    0.00%

     Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 5.00% on Class B share purchases of the Balanced and Growth Funds and 4.00% on the Income Fund.


     Class C Shares (all Funds). Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

     The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

     General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

     Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

     Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

     Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

     Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

     In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

     Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire.

     Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                          Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

     Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.

     General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

     Shares of any Liberty [XYZ] Fund may be exchanged at net asset value for shares of any other Liberty [XYZ] Fund. Generally, such exchanges must be between the same classes of shares. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Liberty [XYZ] Funds will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Funds' investments in accordance with their investment objective or otherwise harm the Fund or its remaining shareholders.

     Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the Liberty [XYZ] Fund into which the original investment was made.

     Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of a Liberty [XYZ] Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Liberty [XYZ] Fund X to Liberty [XYZ] Fund Y and back to Liberty [XYZ] Fund X would be permitted only once during each three-month period.]

TELEPHONE TRANSACTIONS

     All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

12B-1 PLANS

     Each Fund has a 12b-1 Plan which requires the Fund to pay the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributable to its Class B and Class C shares. Because the Class B and Class C shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Advisor) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

     The Trust is a Massachusetts business trust organized in ______, 199_. Each Liberty [XYZ] Fund represents the entire interest in a separate portfolio of the Trust.

     The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Liberty [XYZ] Funds and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                                    APPENDIX

Description of Certain Investment techniques Employed by the Underlying Liberty Funds In Which the Liberty [XYZ] Funds May Invest


Repurchase Agreements. All of the Underlying Liberty Funds may invest in repurchase agreements. Under a repurchase agreement, the Underlying Liberty Fund purchases a security from a securities dealer or bank, which simultaneously agrees to repurchase the security from the Fund on an agreed upon date (usually not more than seven days from the date of purchase), or on demand, and at an agreed upon repurchase price reflecting the original purchase price plus interest. The obligation of the dealer or bank to repurchase the securities at the agreed upon repurchase price is fully collateralized by the underlying securities, which are held for the Fund by its custodian and marked to market on a daily basis. In the event of the bankruptcy or default of the securities dealer or bank, the Underlying Liberty Fund could experience costs and delays in liquidating the underlying securities and might incur a loss if such collateral declines in value during this period.

Borrowing of Money. Many of the Liberty Underlying Funds may borrow money from banks for temporary or emergency purposes, usually limited to 10% of net assets. In most cases, the Liberty Underlying Fund may not purchase additional portfolio securities while such borrowings exceed 5% of net assets.

Foreign Currency Transactions. In connection with their investments in foreign securities, the Colonial International Horizons and [SoGen] Overseas Funds (as well as the other Underlying Liberty Funds that may invest a portion of their assets in foreign securities) may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Underlying Liberty Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases.

Securities Loans. In order to increase income, many of the Underlying Liberty Funds may lend securities to certain institutions considered by the Fund's investment advisor to be qualified. Such loans are limited to 30% of each Fund's total assets. Each such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Securities lending involves the risk of loss to the lending Fund if the borrower defaults. The Fund will place cash or liquid securities having a value at least equal to the amount of collateral received on the loan in a segregated account with its custodian.

"When-Issued" and "Delayed Delivery" Securities. Many of the Underlying Liberty Funds may acquire securities on a "when-issued" or "delayed delivery" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer completing the sale. The dealer's failure to complete the sale could deprive the Fund of an advantageous yield or price. These contracts also involve the risk that the value of the underlying security may change prior to settlement. The Fund may realize short-term gains or losses if the contracts are sold.

Mortgage Dollar Rolls. The Colonial Strategic Income and Crabbe Huson Real Estate Investment Funds may engage in so-called "mortgage dollar roll" transactions in which the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Finally, transaction costs may exceed the return earned by the Fund from the transaction.

Short Sales Against the Box. Some of the Underlying Liberty Funds may sell short securities they own or have the right to acquire without further consideration, using a technique called selling short "against the box". Short sales against the box may protect the Underlying Liberty Fund against the risk of declines in the value of the portfolio securities sold short because any unrealized losses with respect to such securities would be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities would be wholly or partly offset by a corresponding loss in the short position.

                           Description of Bond Ratings

The ratings of certain debt instruments in which one or more of the Funds may invest are described below:

Standard and Poor's Corporation -- Bond Ratings

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus (+) or minus (-) are modifiers relative to the standing within the major rating categories.

Moody's Investors Services, Inc. - Bond Ratings

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and to be considered as upper medium grade obligations. Facts giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Investment Advisor
Liberty Asset Management Company
600 Atlantic Avenue
Boston, MA  02210-2214

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
270 Park Avenue
New York, NY  10017-2070

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:

___________________, 1999


LIBERTY [XYZ] FUNDS

PROSPECTUS

For more detailed information about the Funds, call the Administrator at 1-800-426-3750 for the ___________, 1999 Statement of Additional Information.


Printed in U.S.A.







----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------


                                COLONIAL TRUST IV

                              Cross Reference Sheet

                            Liberty [XYZ Income] Fund

                           Liberty [XYZ Balanced] Fund

                            Liberty [XYZ Growth] Fund



                                                    Location or Caption in Statement of Additional Information
Item Number of Form N-1A

Part B
        10.                                         Cover Page

        11.                                         Table of Contents

        12.                                         Not Applicable

        13.                                         Investment Objective and Policies; Fundamental Investment
                                                    Policies; Other Investment Policies; Miscellaneous
                                                    Investment Practices of Underlying Liberty Funds

        14.                                         Fund Charges and Expenses; Management of the Funds

        15.                                         Fund Charges and Expenses

        16.                                         Fund Charges and Expenses; Management of the Funds

        17.                                         Fund Charges and Expenses; Management of the Funds

        18.                                         Shareholder Meetings

        19.                                         How to Buy Shares; Determination of Net Asset Value;
                                                    Suspension of Redemptions; Special Purchase
                                                    Programs/Investor Services; Programs for Reducing or
                                                    Eliminating Sales Charge; How to Sell Shares; How to
                                                    Exchange Shares

        20.                                         Taxes

        21.                                         Fund Charges and Expenses; Management of the Funds

        22.                                         Fund Charges and Expenses; Performance Measures

        23.                                         Independent Auditors


                            LIBERTY [XYZ] INCOME FUND
                           LIBERTY [XYZ] BALANCED FUND
                            LIBERTY [XYZ] GROWTH FUND
                            (collectively, the Funds)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January , 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of the Funds. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated January , 1999. This SAI should be read together with the Prospectus. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the other open end mutual funds ("Underlying Liberty Funds") in which the Fund s invest and additional information about certain securities and investment techniques in which the Underlying Liberty Funds invest in and engage.

TABLE OF CONTENTS

           Part 1                                                                          Page
           Definitions                                                                      b
           Investment Objective and Policies                                                b
           Fundamental Investment Policies                                                  b
           Other Investment Policies                                                        c
           Fund Charges and Expenses                                                        c
           Custodian                                                                        f
           Independent Auditors                                                             f

           Part 2
           Miscellaneous Investment Practices of Underlying Liberty Funds                   1
           Taxes                                                                            11
           Management of the Funds                                                          13
           Determination of Net Asset Value                                                 16
           How to Buy Shares                                                                17
           Special Purchase Programs/Investor Services                                      17
           Programs for Reducing or Eliminating Sales Charges                               19
           How to Sell Shares                                                               21
           Distributions                                                                    23
           How to Exchange Shares                                                           23
           Suspension of Redemptions                                                        24
           Shareholder Liability                                                            24
           Shareholder Meetings                                                             24
           Performance Measures                                                             24
           Appendix I                                                                       26
           Appendix II                                                                      34

                                     Part 1
                            LIBERTY [XYZ] INCOME FUND
                           LIBERTY [XYZ] BALANCED FUND
                            LIBERTY [XYZ] GROWTH FUND

                       Statement of Additional Information
                             ________________, 1998

DEFINITIONS
         "Trust"         Colonial Trust IV
         "Advisor"       Liberty  Asset  Management  Company,  the Funds'
                         investment advisor
         "Administrator" Colonial  Management  Associates,  Inc., the Funds'
                         administrator
         "LFDI"          Liberty Funds Distributor, Inc., the Funds'
                         distributor
         "LFSI"          Liberty Funds Services, Inc., the Funds' shareholder
                         services and transfer agent
         "Funds"         Liberty [XYZ] Income Fund, Liberty [XYZ] Balanced Fund,
                         and Liberty [XYZ] Growth Fund
         "Underlying
          Liberty Funds" The open-end mutual funds listed in the Prospectus in which the Funds may invest.

INVESTMENT OBJECTIVES AND POLICIES
The Funds' Prospectus describes the investment objective and investment policies of each Fund. The Funds do not invest directly in a portfolio of securities; rather, in seeking to achieve their investment objectives, they invest primarily in shares of other mutual funds distributed by LFDI and managed by investment advisory affiliates of LFDI (Underlying Liberty Funds). The Advisor allocates each Fund's assets among the Underlying Liberty Funds. Part 1 of this SAI includes information concerning the fundamental investment policies of the Funds.

The investment objectives and policies of the Underlying Liberty Funds are summarized in the Funds' Prospectus. Part 2 contains additional information about the following securities and investment techniques in which the Underlying Liberty Funds may invest and engage in:

Foreign Securities                                 Pay-in Kind Securities
Foreign Currency Transactions                      Repurchase Agreements
Forward Commitments                                Rule 144A Securities
Futures Contracts and Related Options              Securities Loans
Lower Rated Securities                             Small Companies
Money Market Instruments                           Short-Term Trading
Mortgage Dollar Rolls                              Step Coupon Bonds
Options on Securities                              Zero Coupon Securities

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Fund may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings), or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and
6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of the Fund's assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer, except that a Fund may invest up to 100% of its assets in one or more investment companies.

OTHER INVESTMENT POLICIES

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:

1. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and
2.   Invest more than 15% of its net assets in illiquid securities.

FUND CHARGES AND EXPENSES

Under the Funds' investment management agreements with the Advisor, each Fund pays the Advisor a fee for its asset allocation services that accrues daily and is payable monthly at an annual rate of ___% of the average daily net assets of each Fund (subject to reductions that the Advisor may agree to periodically):

The Funds each pay the Administrator an administrative fee, accrued daily and paid monthly, for providing the Funds with administrative personnel and services, office space and other services, at an annual rate of ___% of the average daily net assets of the Fund (subject to reductions that the Administrator may agree to periodically).

The Funds also each pay the Administrator a monthly pricing and bookkeeping fee of $_______ per Fund plus the following percentages of each Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

                      0.035% on  the  next  $950  million
                      0.025% on the next $1 billion
                      0.015% on the next $1 billion
                      0.001% on the excess over $3 billion

LFSI provides transfer agency and shareholder services to the Funds without charge.

In addition to the fees and expenses paid by the Funds directly, each Fund pays it pro rata share of the fees and expenses of the Underlying Liberty Funds in which it invests. Each Underlying Liberty Fund pays investment advisory fees to its investment advisor (Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated, Crabbe Huson Group, Inc. or [SoGen] Asset Management Corp.), administrative and pricing and bookkeeping fees to the Administrator, and transfer agency and shareholder servicing fees to LFSI.

Brokerage Commissions

As stated under "Investment Objectives and Policies" above, the Funds seek to achieve their respective investment objectives, not by buying, holding and selling individual portfolio securities, but by investing all their assets in shares of Underlying Liberty Funds and, to a limited extent, in shares of open-end investment companies not managed by affiliates of LFDI ("Non-Affiliated Funds"). The Funds will not incur brokerage commission expenses or sales charges in connection with their purchases and redemptions of Underlying Liberty Funds, and do not expect to do so in connection with any purchases or redemptions of shares of Non-Affiliated Funds. The Funds bear their pro rata shares of the brokerage and other transaction costs incurred by the Underlying Liberty Funds and any Non-Affiliated Funds in connection with their purchases and sales of individual portfolio securities.

Trustees and Trustees Fees

The Trustees of the Trust also serve as trustees of the Trusts of which the Underlying Liberty Funds managed by Colonial Management Associates, Inc., Crabbe-Huson Group, Inc. and [SoGen] Asset Management Corp. are series, [and do not receive fees from the Funds].

The table below shows the total compensation paid to the Trustees of the Trust for the year ended December 31, 1997 by the Colonial Funds complex, consisting of 39 open-end and 5 closed-end investment companies as of that date:

                                 Total Compensation From Trust And
                                 Fund Complex Paid To The Trustees
                                 For The Calendar Year Ended
Trustee                          December 31, 1997(a)
[S]                              [C]
Robert J. Birnbaum               $   93,949
Tom Bleasdale                       106,432(b)
Lora S. Collins                      94,698
James E. Grinnell                    94,698(c)
William D. Ireland, Jr. (e)         101,445
Richard W. Lowry                     94,698
William E. Mayer                     89,949
James L. Moody, Jr.                  98,447(f)
John J. Neuhauser                    94,948
George L. Shinn(j)                  103,443
Robert L. Sullivan                   99,945
Sinclair Weeks, Jr.(e)              101,445

(a) The Trust does not currently provide pension or retirement plan benefits to the Trustees.
(b)     Includes $57,454 payable in later years as deferred compensation.
(c)     Includes $4,797 payable in later years as deferred compensation.
(e)     Retired as Trustee of the Trust effective April 24, 1998.
(f) Total compensation of $98,447 for the calendar year ended December 31, 1997, will be payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1997:

                                Total Compensation From Liberty
                                Funds For The Calendar Year Ended
Trustee                         December 31, 1997 (g)
[S]                              [C]
Robert J. Birnbaum               $  26,800
James E. Grinnell                   26,800
Richard W. Lowry                    26,800

(g) The Liberty Funds are closed-end investment companies advised by the Advisor.

Ownership of the Fund
As of _________, the officers and Trustees of the Trust as a group owned no shares of the Fund.

As of __________, _______ owned ____________ Class __ shares of the Income Fund, __________ Class ______ shares of the Balanced Fund, and _________ Class ___ shares of the Growth Fund.

12b-1 Plan, CDSC and Conversion of Shares
The Funds offer multiple classes of shares, including Class A, Class B and Class
C. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Funds. Under the Plans, each Fund pays LFDI monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFDI's expenses, LFDI may realize a profit from the fees.

The Plans authorize any other payments by a Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class I shares are offered at net asset value. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

CUSTODIAN
The Chase Manhattan Bank is the custodian for the Funds. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends.

INDEPENDENT AUDITORS
Price Waterhouse acts as the Funds' independent auditors. In such capacity, Price Waterhouse LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


MISCELLANEOUS INVESTMENT PRACTICES OF UNDERLYING LIBERTY FUNDS

Each Fund seeks to achieve its respective investment objectives by investing all of its assets in shares of up to eight of the open-end mutual funds (Liberty Underlying Funds) listed in the Prospectus. The mix of Underlying Liberty Funds in which each Fund invests is determined by the Advisor as described in the Prospectus. The investment advisors (Underlying Fund Managers) of the Liberty Underlying Funds are Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated, Crabbe Huson Group, Inc., or [SoGen] Asset Management Corp., as indicated in the name of the Liberty Underlying Fund, each of which is an affiliate through common control by Liberty Financial Companies, Inc. of LFDI and the Advisor.

The following describes certain of the investment practices of the Underlying Liberty Funds. Certain of the practices described below are used by some, but not all, of the Liberty Underlying Funds, as set forth in the Prospectus of the Funds.

Short-Term Trading
In seeking the Underlying Liberty Fund's investment objective, the Underlying Fund Manager will buy or sell portfolio securities whenever it believes it is appropriate. The Underlying Fund Manager's decision will not generally be influenced by how long the Underlying Liberty Fund may have owned the security. From time to time the Underlying Liberty Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Underlying Liberty Fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of an Underlying Liberty Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. An Underlying Liberty Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. An Underlying Liberty Fund's portfolio turnover rate is not a limiting factor when its Underlying Liberty Fund Manager considers a change in the fund's portfolio.

Lower Rated Debt Securities Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1.   an  economic  downturn  or  increased   interest  rates  may  have  a  more
     significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The Colonial International Horizons and [SoGen] Overseas Funds invest primarily, and other Underlying Liberty Funds may invest a portion of their assets, in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Underlying Liberty Fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Underlying Liberty Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Zero Coupon Securities (Zeros)
The Underlying Liberty Bond Funds may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The Underlying Liberty Bond Funds may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

Pay-In-Kind (PIK) Securities
The Underlying Liberty Bond Funds may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
Most of the Underlying Liberty Funds may make secured loans of its portfolio securities amounting to not more than a specified percentage of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
Many of the Underlying Liberty Funds may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the Colonial Strategic Income and Crabbe Huson Real Estate Investment Funds sell a mortgage-backed security and simultaneously enter into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements
All of the Underlying Liberty Funds may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Options on Securities
Writing covered options. Each Underlying Liberty Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Underlying Fund Manager, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The Underlying Liberty Funds may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. Each Underlying Liberty Funds may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. Each Underlying Liberty Fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by an Underlying Liberty Fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Underlying Liberty Funds intend to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by a fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment.

Risk factors in options transactions. The successful use of options strategies by an Underlying Liberty Fund depends on the ability of the its Underlying Fund Manager to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Liberty Underlying Fund's ability to terminate option positions at times when its Underlying Fund Manager deems it desirable to do so. Although the fund will take an option position only if the its Underlying Fund Manager believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Liberty Underlying Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade known as "contract markets" approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. An Underlying Liberty Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by an Underlying Liberty Fund is subject to its Underlying Fund Manager`s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. An Underlying Liberty Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Underlying Fund Manager will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Underlying Fund Manager's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Underlying Fund Manager believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the Underlying Liberty Funds may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The Colonial International Horizons and [SoGen] Overseas Funds (as well as the other Underlying Liberty Funds that may invest a portion of their assets in foreign securities) may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

An Underlying Liberty Fund will only purchase or write currency options when its Underlying Fund Manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the an Underlying Liberty Fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Rule 144A Securities
The Underlying Liberty Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as an Underlying Liberty Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Underlying Fund Manager, under the supervision of the board of trustees responsible for the Liberty Underlying Fund considering an investment in Rule 144A securities, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Underlying Fund Manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Underlying Fund Manager could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Underlying Fund Manager that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Taxation of the Liberty [XYZ] Funds and Their Shareholders

Each Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Internal Revenue Code.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carry forward of a Fund.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

To the extent that an Underlying Liberty Fund derives dividends from domestic corporations, a portion of the income distributions of a Fund which invests in that Underlying Liberty Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends received deduction is reduced to the extent the shares held by the Underlying Liberty Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Liberty Fund or the Fund are deemed to have been held by the Underlying Liberty Fund, the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Income received by an Underlying Liberty Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Liberty Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Liberty Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of such foreign income and similar taxes paid by the Underlying Liberty Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Liberty Fund.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-months period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such month will be deemed to have been received by the Fund's shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described able, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Each Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayers identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Fund may be subject to state and local taxes on distribution received from the Fund and on redemptions of the Fund's shares.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. person, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.s. sources under the Code.

Taxation of the Underlying Liberty Funds

Each Underlying Liberty Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Liberty Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Liberty Fund generally will not pay any federal income or excise tax.

Distributions of an Underlying Liberty Fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the Underlying Liberty Fund. Distributions of the excess of an Underlying Liberty Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Fund which invests in the Underlying Liberty Fund regardless of how long the Fund held the Underlying Liberty Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an Underlying Liberty Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Fund's holding period for the shares.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

MANAGEMENT OF THE FUNDS

The Advisor is a subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), Corporation, which in turn is a majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financials address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers
                                        Position with
Name and Address               Age          Fund           Principal Occupation  During Past Five Years
----------------               ---      --------------     --------------------------------------------
Robert J. Birnbaum              70       Trustee            Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                            Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                         New York Stock Exchange from May, 1985 to June, 1988,
                                                            President, American Stock Exchange, Inc. from 1977 to
                                                            May, 1985).

Tom Bleasdale                   68       Trustee            Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                             Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                           1992-1993), is a Director of The Empire Company since
                                                            June, 1995.

John V. Carberry *              51       Trustee            Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                           Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                  (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                 62       Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                              Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell               68       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                62       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                67       Trustee            Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                         Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                      Industries, Inc. (electronics)).

William E. Mayer*               58       Trustee            Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                  of Business and Management, University of Maryland from
New York, NY 10022                                          October, 1992 to November, 1996; Dean, Simon Graduate
                                                            School of  Business, University of Rochester from
                                                            October,   1991   to  July, 1992).

James L. Moody, Jr.             66       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                        Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                    Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser               55       Trustee            Dean, Boston College School of Management since
140 Commonwealth Avenue                                     September, 1977.
Chestnut Hill, MA 02167

Thomas E. Stitzel               58       Trustee            Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                      University (higher education); Business consultant and
Boise, ID  83706                                            author.

Robert L. Sullivan              70       Trustee            Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue
Siaconset, MA 02564

Anne-Lee Verville               51       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                      Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                        Solutions Division from 1991 to 1994, IBM Corporation
                                                            (global education and global applications).

Stephen E. Gibson               45       President          Chairman of the Board since July, 1998, Chief Executive
                                                            Officer and President since December 1996, and
                                                            President of Funds since June, 1998; Director, since
                                                            July 1996 of the Advisor (formerly Executive Vice
                                                            President from July, 1996 to December, 1996); Director,
                                                            Chief Executive Officer and President of TCG since
                                                            December, 1996 (formerly Managing Director of Marketing
                                                            of Putnam Investments, June, 1992 to July, 1996.)

J. Kevin Connaughton            34       Controller and     Controller and Chief Accounting Officer of Funds since
                                         Chief Accounting   February, 1998, Vice President of the Advisor since
                                         Officer            February, 1998 (formerly Senior Tax Manager, Coopers &
                                                            Lybrand, LLP from April, 1996 to January, 1998; Vice
                                                            President, 440 Financial Group/First Data Investor
                                                            Services Group from March ,1994 to April, 1996; Vice
                                                            President, The Boston Company (subsidiary of Mellon
                                                            Bank) from December, 1993 to March, 1994; Assistant
                                                            Vice  President  and Tax Manager, The Boston Company from
                                                            March,    1992    to  December, 1993).

Timothy J. Jacoby               45       Treasurer and      Treasurer and Chief Financial Officer of Funds since
                                         Chief Financial    October, 1996 (formerly Controller and Chief Accounting
                                         Officer            Officer from October, 1997 to February, 1998), is
                                                            Senior Vice  President of the Advisor since September, 1996
                                                            (formerly  Senior Vice President, Fidelity  Accounting
                                                            and Custody Services from September, 1993
                                                            to  September,  1996 and Assistant Treasurer   to   the
                                                            Fidelity   Group  of Funds  from  August, 1990 to  September,
                                                            1993).

Nancy L. Conlin                 44       Secretary          Secretary of the Funds since April, 1998 (formerly
                                                            Assistant Secretary from July, 1994 to April, 1998), is
                                                            Director, Senior Vice President, General Counsel, Clerk
                                                            and Secretary of the Advisor since April, 1998
                                                            (formerly Vice President, Counsel, Assistant Secretary
                                                            and Assistant Clerk from July, 1994 to April, 1998),
                                                            Vice President - Legal, General Counsel and Clerk of
                                                            TCG since April, 1998 (formerly Assistant Clerk from
                                                            July, 1994 to April, 1998)

Davey S. Scoon                  51       Vice President     Vice President of the Funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Advisor (formerly Senior Vice
                                                            President and Treasurer of the Advisor from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995).

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Management and Other Agreements

Under an investment management agreement, the Advisor allocates and reallocates each Fund's assets among Underlying Liberty Funds and, to the limited extent set forth under "Miscellaneous Investment Practices" above, Non-Liberty Funds. Under administrative and pricing and bookkeeping agreements, the Administrator provides the Funds with administrative personnel and services, office space, and pricing and bookkeeping services. See "Fund Charges and Expenses" for the fees payable by the Funds under these agreements. Under the agreements, any liability of the Advisor or the Administrator to a Fund, the Trust or any shareholder of a Fund is limited to situations involving the Advisor's or the Administrator's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The investment management agreements with the Advisor may be terminated with respect to any Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.

Principal Underwriter
LFDI is the principal underwriter of the Funds' shares. LFDI has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent) . The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFSI or generally by 6 months' notice by LFSI to the fund. The agreement limits the liability of LFSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE
Each Fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.

The NAV of a Fund is based on the NAV of the shares of the Liberty Underlying Funds and any Non-Liberty Funds held by it. For the purpose of determining the NAV of the shares of the Underlying Liberty Funds, debt securities held by an Underlying Liberty Fund generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the applicable Underlying Fund Manager deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities held by an Underlying Liberty Fund that are listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees responsible for the Underlying Liberty Fund. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the applicable Underlying Fund Manager in good faith under the direction of the Board of Trustees responsible for the Underlying Liberty fund.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the NAV of the Underlying Liberty Funds is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Underlying Liberty Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees responsible for the Underlying Liberty Fund.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or check writing privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S.
bank and must be payable in U.S. dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B or C shares.
Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of the Funds may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Fund in which you have a current balance of at least $5,000 into the same class of shares of any or all of the other Funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.

Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation and Statement of Intent (Class A). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFDI. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B, or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes.
Consult your tax advisor.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFDI and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI Advisor, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs advisor are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed a $100,000 are done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs advisor will be required to provide their name, address and account number. FSFs advisor will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of a Fund may be exchanged for the same class of shares of any other Fund on the basis of the NAVs per share at the time of exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus, the Funds will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of a Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Yield

The yield for each class of shares of a Fund is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period,
(iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a Fund is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, a Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). A Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The Funds may compare their performance to various unmanaged indices published by such sources as are listed in Appendix II.

The Funds may also refer to quotations, graphs and electronically transmitted data from sources believed by the Administrator to be reputable, and publications in the press pertaining to a Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

General. From time to time, the Funds may discuss or quote its Advisor as well the investment personnel of the Underlying Liberty Funds, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Underlying Liberty Funds, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Funds' and the Underlying Liberty Funds' portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.
SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization   schedule  (the  larger  the  final  maturity  relative  to  other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             FITCH INVESTORS SERVICE

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


                                                                          APPENDIX II
                                                                             1997
SOURCE                                                      CATEGORY                                             RETURN (%)
Donoghue                                                    Tax-Free Funds                                             4.93
Donoghue                                                    U.S. Treasury Funds                                        4.65
Dow Jones & Company                                         Industrial Index                                          24.87
Morgan Stanley                                              Capital International EAFE Index                           1.78
Morgan Stanley                                              Capital International EAFE GDP Index                       5.77
Libor                                                       Six-month Libor                                             N/A
Lipper                                                      Short U.S. Government Funds                                5.82
Lipper                                                      California Municipal Bond Funds                            9.15
Lipper                                                      Connecticut Municipal Bond Funds                           8.53
Lipper                                                      Closed End Bond Funds                                     12.01
Lipper                                                      Florida Municipal Bond Funds                               8.53
Lipper                                                      General Municipal Bonds                                    9.11
Lipper                                                      Global Funds                                              13.04
Lipper                                                      Growth Funds                                              25.30
Lipper                                                      Growth & Income Funds                                     27.14
Lipper                                                      High Current Yield Bond Funds                             12.96
Lipper                                                      High Yield Municipal Bond Debt                            10.11
Lipper                                                      Fixed Income Funds                                         8.67
Lipper                                                      Insured Municipal Bond Average                             8.39
Lipper                                                      Intermediate Muni Bonds                                    7.16
Lipper                                                      Intermediate (5-10) U.S. Government Funds                  8.08
Lipper                                                      Massachusetts Municipal Bond Funds                         8.64
Lipper                                                      Michigan Municipal Bond Funds                              8.50
Lipper                                                      Mid Cap Funds                                             19.76
Lipper                                                      Minnesota Municipal Bond Funds                             8.15
Lipper                                                      U.S. Government Money Market Funds                         4.90
Lipper                                                      New York Municipal Bond Funds                              8.99
Lipper                                                      North Carolina Municipal Bond Funds                        8.84
Lipper                                                      Ohio Municipal Bond Funds                                  8.16
Lipper                                                      Small Cap Funds                                           20.75
Lipper                                                      General U.S. Government Funds                              8.84
Lipper                                                      Pacific Region Funds-Ex-Japan                            (35.52)
Lipper                                                      International Funds                                        5.44
Lipper                                                      Balanced Funds                                            19.00
Lipper                                                      Tax-Exempt Money Market                                    3.08
Lipper                                                      Multi-Sector                                               8.77
Lipper                                                      Corporate Debt BBB                                        10.08
Lipper                                                      High Yield Municipal - Closed Ends                         9.66
Lipper                                                      High Current Yield - Closed Ends                          14.31
Lipper                                                      General Municipal Debt - Closed Ends                      10.26
Lipper                                                      Intermediate Investment Grade Debt                         8.57
Lipper                                                      Utilities                                                 26.01
Lipper                                                      Japan                                                    (14.07)
Lipper                                                      China                                                    (22.92)
Shearson Lehman                                             Composite Government Index                                 9.59
Shearson Lehman                                             Government/Corporate Index                                 9.76
Shearson Lehman                                             Long-term Government Index                                 9.58
Shearson Lehman                                             Municipal Bond Index                                       9.19
Shearson Lehman                                             U.S. Government 1-3                                        6.65
S&P                                                         S&P 500 Index                                             33.35
S&P                                                         Utility Index                                             24.65
S&P                                                         Barra Growth                                              36.38
S&P                                                         Barra Value                                               29.99
S&P                                                         Midcap 400                                                19.00
First Boston                                                High Yield Index                                          12.63




SOURCE                                                      CATEGORY                                             RETURN (%)
Swiss Bank                                                  10 Year U.S. Government (Corporate Bond)                  11.20
Swiss Bank                                                  10 Year United Kingdom (Corporate Bond)                   12.54
Swiss Bank                                                  10 Year France (Corporate Bond)                           (4.79)
Swiss Bank                                                  10 Year Germany (Corporate Bond)                          (6.13)
Swiss Bank                                                  10 Year Japan (Corporate Bond)                            (3.39)
Swiss Bank                                                  10 Year Canada (Corporate Bond)                            7.79
Swiss Bank                                                  10 Year Australia (Corporate Bond)                        (3.93)
Morgan Stanley Capital International                        10 Year Hong Kong (Equity)                                19.18
Morgan Stanley Capital International                        10 Year Belgium (Equity)                                  14.43
Morgan Stanley Capital International                        10 Year Austria (Equity)                                   7.58
Morgan Stanley Capital International                        10 Year France (Equity)                                   13.27
Morgan Stanley Capital International                        10 Year Netherlands (Equity)                              18.61
Morgan Stanley Capital International                        10 Year Japan (Equity)                                    (2.90)
Morgan Stanley Capital International                        10 Year Switzerland (Equity)                              18.53
Morgan Stanley Capital International                        10 Year United Kingdom (Equity)                           13.95
Morgan Stanley Capital International                        10 Year Germany (Equity)                                  13.75
Morgan Stanley Capital International                        10 Year Italy (Equity)                                     6.15
Morgan Stanley Capital International                        10 Year Sweden (Equity)                                   17.62
Morgan Stanley Capital International                        10 Year United States (Equity)                            17.39
Morgan Stanley Capital International                        10 Year Australia (Equity)                                 9.25
Morgan Stanley Capital International                        10 Year Norway (Equity)                                   13.29
Morgan Stanley Capital International                        10 Year Spain (Equity)                                    10.58
Morgan Stanley Capital International                        World GDP Index                                           13.35
Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                            (31.00)
Bureau of Labor Statistics                                  Consumer Price Index (Inflation)                           1.70
FHLB-San FranLFSIo                                          11th District Cost-of-Funds Index                           N/A
Salomon                                                     Six-Month Treasury Bill                                    5.41
Salomon                                                     One-Year Constant-Maturity Treasury Rate                    N/A
Salomon                                                     Five-Year Constant-Maturity Treasury Rate                   N/A
Frank Russell Company                                       Russell 2000(R)Index                                      22.36
Frank Russell Company                                       Russell 1000(R)Value Index                                35.18
Frank Russell Company                                       Russell 1000(R)Growth Index                               30.49
Bloomberg                                                   NA                                                           NA
Credit Lyonnais                                             NA                                                           NA
Statistical Abstract of the U.S.                            NA                                                           NA
World Economic Outlook                                      NA                                                           NA

The Russell 2000(R) Index, the Russell 1000(R) Value Index and the Russell 1000(R) Growth Index are each a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency









Part C          OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

      (a)       Financial Statements:

                Included in Part A

                Summary of Expenses

      (b)       Exhibits:


               1. Amendment No. 4 to the Agreement and Declaration of Trust(a)

               2. (a)          Amended By-Laws (2/16/96) (b)

               3.              Not Applicable

               4.              Form of Specimen of Share Certificate (c)

               5.(a)           Form of Management Agreement

                 (b)           Form of Pricing and Bookkeeping Agreement

               6.(a) Form of Distributor's Contract with Liberty Funds Distributor, Inc. - filed as Exhibit 6(i) in Part C, Item 24(b) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of
                               Colonial   Trust  II  (File  Nos.   2-66976  and
                               811-3009), filed with the Commission on or about October 30, 1998,and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Bank and Bank Affiliated Selling Agreement - filed as Exhibit 6(c) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d)          Form of  Asset  Retention  Agreement  - filed  as
                               Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

               7.              Not Applicable

               8. (a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part C,
                               Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Amendment No. 1 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8(a)(2) to Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about June 11, 1998, and is hereby incorporated by reference and made a part of this Registration Statement.

               9. (a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as
                               Exhibit 9(b) to Part C, Item 24(b) of
                               Post-Effective Amendment No. 10 to the
                               Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Form of Amendment to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9.(ii) in Part C, Item 24(b) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of Colonial Trust II (File Nos. 2-66976 & 811-3009), filed with the Commission on or about October 30, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Amendment to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9.(ii)(b) in Part C, Item 24(b) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of Colonial Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission
                               on  October 30,  1998,   and  is  hereby
                               incorporated by reference and made a part of this Registration Statement

                  (d)          Form of Administration Agreement

               10.             Opinion and Consent of Counsel(c)

               11.             Not Applicable

               12.             Not Applicable

               13.             Not Applicable

               14.(a) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Employee Communications Kit - filed as Exhibit 14(a) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (b) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Book - filed as Exhibit 14(b) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (c) Form of Colonial IRA Application, Forms, Custodial Agreement and Disclosure Statement and Distribution Form - filed as Exhibit 14(c) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (d) IRA Application and Fact Kit - filed as Exhibit 14(d) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (e) Form of Colonial Mutual Funds Simplified Employee Pension Plan and Salary Reduction Simplified Employee Pension Plan Application and Fact Kit - filed as Exhibit 14(e) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (f) Form of Colonial Mutual Funds 401(k) Plan Document, Trust Agreement and IRS Opinion Letter (incorporated herein by reference to Exhibit 14.(v) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  (g) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit (incorporated herein by reference to Exhibit 14.(vi) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  (h) Form of Colonial 401(k) Beneficiary Designation and Participant Enrollment Forms - filed as
                               Exhibit 14(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                  (i) Form of Liberty Simple IRA Plan (incorporated herein by reference to Exhibit 14.(i) to Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on February, 1998)

                  (j) Form of Liberty Roth IRA (incorporated herein by reference to Exhibit 14.(j) to Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on February,
                               1998)

               15. Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit 6(a) hereto

               16.             Not Applicable

               17.             Not Applicable

               18.(a)          Power of Attorney for: Robert J. Birnbaum,
                               Tom Bleasdale, John V. Carberry,
                               Lora S. Collins, James E. Grinnell,
                               Richard W. Lowry, Salvatore Macera,
                               William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel,
                               Robert L. Sullivan and Anne-Lee Verville

               18.(b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 filed as Exhibit 18(b) in Part C, Item 24(b) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Colonial Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about September 1, 1998, and is hereby incorporated by reference and made a part of this Registration Statement
---------------------------------

                  (a) Incorporated by reference to Post-Effective Amendment No. 46 filed on July 31, 1997.
                  (b) Incorporated by reference to Post-Effective Amendment No. 42 filed on 3/22/96.
                  (c) Incorporated by reference to Post-Effective Amendment No. 45 filed on March 21, 1997.

Item 25.        Persons Controlled by or Under Common Control with Registrant

                None

Item 26.        Number of Holders of Securities

                     (1)                                  (2)

          Title of Class                  Number of Record Holders as of 11/6/98

     Shares of beneficial interest            Liberty [XYZ] Funds  -- None

Item 27.        Indemnification

                See Article VIII of Amendment No. 4 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

                The Registrant and the Liberty [XYZ] Fund's advisor and administrator, has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Trust's trustees and officers.

Item 28.        Business and Other Connections of Investment Adviser

                Liberty Asset Management Company ("LAMCO"), the fund manager of the Liberty [XYZ] Funds, is primarily engaged in the provision of its multi-management services to Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., multi-managed closed-end investment companies, and Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company that serves as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies.

                Kenneth R. Leibler, Chairman of the Board, Lindsay Cook, Senior Vice President and a Director, J. Andrew Hilbert, Vice President and Treasurer, John A. Benning, Vice President and Secretary, and Michael E. Santilli, Controller, of LAMCO, are each officers (and in the case of Mr. Leibler, a Director) of LAMCO's indirect parent, Liberty Financial Companies, Inc.("Liberty Financial"), and devote substantially all of their business time to the business of Liberty Financial and its subsidiaries. The remaining officers of LAMCO devote all or substantially all of their business time to its affairs.

Item 29   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Claiborne,             V.P.                  None
 Douglas

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.        Location of Accounts and Records

                Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, LAMCO, and administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for LAMCO is 600 Atlantic Avenue, Boston, MA 02210-2214 and the address for each other person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park Avenue, New York, NY 10017-2070.
Item 31.        Management Services

                See Item 5(c), Part A and Item 16(d), Part B.

Item 32.        Undertakings

                (a)    Not applicable

                (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

                (c) The Registrant hereby undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing information required by Item 5A of Form N-1A.

                                 ************

                                     NOTICE



      A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust IV (Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust IV, has duly caused this Post-Effective Amendment No. 50 to its Registration Statement under the Securities Act of 1933 and Amendment No. 48 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 9th day of November, 1998.


                                                      COLONIAL TRUST IV



                                            By:  Stephen E. Gibson, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.



SIGNATURES                   TITLE                             DATE


Stephen E. Gibson       President (chief                  November 9, 1998
                        executive officer)



Timothy J. Jacoby       Treasurer and Chief               November 9, 1998
                        Financial Officer


J. Kevin Connaughton    Controller and Chief              November 9, 1998
                        Accounting Officer

ROBERT J. BIRNBAUM*                           Trustee

TOM BLEASDALE*                                Trustee

JOHN CARBERRY*                                Trustee

LORA S. COLLINS*                              Trustee

JAMES E. GRINNELL*                            Trustee

RICHARD W. LOWRY*                             Trustee        * WILLIAM J. BALLOU
                                                               Attorney-in-fact
                                                               For each Trustee
SALVATORE MACERA*                             Trustee          November 9, 1998

WILLIAM E. MAYER*                             Trustee

JAMES L. MOODY, JR.*                          Trustee

JOHN J. NEUHAUSER*                            Trustee

THOMAS E. STITZEL*                            Trustee

ROBERT L. SULLIVAN*                           Trustee

ANNE-LEE VERVILLE*                            Trustee

                                  EXHIBIT INDEX



 5.(a)     Form of Management Agreement

   (b)     Form of Pricing and Bookkeeping Agreement

 9.(d)     Form of Administration Agreement

 18.(a) Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville